QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2023	Sep. 30, 2023	Jul. 01, 2023	Apr. 01, 2023	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
Length of fiscal year									364 days	371 days	364 days
NET SALES	$ 1,524,353	$ 1,827,637	$ 2,043,918	$ 1,822,476	$ 1,913,697	$ 2,322,855	$ 2,900,874	$ 2,489,313	$ 7,218,384	$ 9,626,739	$ 8,636,134
Gross profit	296,142	364,400	400,067	358,329	357,470	450,176	503,452	478,363	1,418,938	1,789,461	1,406,967
NET EARNINGS	103,908	134,183	150,788	125,578	131,879	172,101	207,853	193,131	514,457	704,964	552,364
Net earnings attributable to controlling interest	$ 103,447	$ 134,035	$ 150,761	$ 126,069	$ 132,589	$ 167,241	$ 203,118	$ 189,703	$ 514,312	$ 692,651	$ 535,640
EARNINGS PER SHARE - BASIC (USD per share)	$ 1.65	$ 2.14	$ 2.40	$ 2.01	$ 2.12	$ 2.68	$ 3.24	$ 3.01	$ 8.21	$ 11.05	$ 8.61
EARNINGS PER SHARE - DILUTED (USD per share)	$ 1.62	$ 2.10	$ 2.36	$ 1.98	$ 2.10	$ 2.66	$ 3.23	$ 3.00	$ 8.07	$ 10.97	$ 8.59